Pensions and other post-employment benefits - Defined benefit pension obligation (Details) - Defined benefit pension plan - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Funded and Unfunded plans
Defined benefit pension obligation	£ (675)	£ (697)
Funded
Funded and Unfunded plans
Defined benefit pension obligation	(662)	(684)
Unfunded
Funded and Unfunded plans
Defined benefit pension obligation	£ (13)	£ (13)